Condensed Consolidated Statement of Stockholders' Deficit (Unaudited) - USD ($)	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Private Placement [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit Prior to Exploration Stage [Member]	Accumulated Deficit During Exploration Stage [Member]	Total
Balance (in shares) at Dec. 31, 2012				90,619,444
Balance at Dec. 31, 2012				$ 90,619	$ 52,634,064	$ (20,009,496)	$ (28,748,950)	$ 3,966,237
Stock Issued During Period, Shares, Issued for Services				269,812
Stock Issued During Period, Value, Issued for Services				$ 270	316,205			316,475
Stock Issued During Period, Shares, New Issues				3,756,757
Stock Issued During Period, Value, New Issues				$ 3,757	5,556,243			5,560,000
Stock-based compensation expense for consultants and directors					4,707,381			4,707,381
Net Income (Loss) Attributable to Parent							(13,063,526)	(13,063,526)
Balance (in shares) at Dec. 31, 2013				94,646,013
Balance at Dec. 31, 2013				$ 94,646	63,213,893	(20,009,496)	(41,812,476)	1,486,567
Stock Issued During Period, Shares, Issued for Services				408,539
Stock Issued During Period, Value, Issued for Services				$ 409	326,860			327,269
Stock-based compensation expense for consultants and directors					865,716			865,716
Net Income (Loss) Attributable to Parent							(10,316,317)	(10,316,317)
Balance (in shares) at Dec. 31, 2014				95,054,552
Balance at Dec. 31, 2014				$ 95,055	64,526,469	(20,009,496)	(52,128,793)	(7,516,765)
Stock Issued During Period, Shares, Issued for Services				1,045,788
Stock Issued During Period, Value, Issued for Services				$ 1,046	378,890			379,936
Stock-based compensation expense for consultants and directors					397,417			397,417
Net Income (Loss) Attributable to Parent							(9,805,137)	(9,805,137)
Balance (in shares) at Dec. 31, 2015				97,144,736
Balance at Dec. 31, 2015				$ 97,145	66,106,631	(20,009,496)	(61,933,930)	(15,739,650)
Stock Issued During Period, Shares, Issued for Services				178,980
Stock Issued During Period, Value, Issued for Services				$ 179	94,164			$ 94,343
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures				118,994				118,994
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures				$ 119	26,461			$ 26,580
Stock Issued During Period, Shares, New Issues	10,933,339		10,933,339
Stock Issued During Period, Value, New Issues	$ 10,933	$ 1,629,067	$ 1,640,000
Stock-based compensation expense for consultants and directors					365,045			365,045
Net Income (Loss) Attributable to Parent							(3,731,884)	(3,731,884)
Balance (in shares) at Jun. 30, 2016				108,376,049
Balance at Jun. 30, 2016				$ 108,376	$ 68,221,368	$ (20,009,496)	$ (65,665,814)	$ (17,345,566)